Common Stock (Details) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 02, 2024	Nov. 17, 2023	Jun. 15, 2023	Feb. 06, 2023	Aug. 15, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 09, 2024	Apr. 05, 2024
Common Stock [Line Items]
Common stock, shares authorized						500,000,000		500,000,000		500,000,000	150,000,000
Common stock, par value						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding						834,908		834,908		684,029	372,322
Aggregate offering price							$ 141,000	$ 1,606,000	$ 490,000	$ 1,680,000	$ 3,203,000
Weighted-average public offering price						$ 12	$ 66.4	$ 12	$ 66.4	$ 61.9	$ 196.5
Shares purchased	1,918
Offering price per share	$ 84.8
Common stock shares issued						834,908		834,908		684,029	372,322
Sale of stock units						146,091	9,906	3,528		30,583	16,878
Net proceeds										$ 1,700,000	$ 3,200,000
Sales of aggregate offering price					$ 50,000,000
Net proceeds received						$ 1,600,000	$ 600,000
Common Stock [Member]
Common Stock [Line Items]
Common stock, shares authorized										500,000,000	150,000,000
Common stock, shares outstanding						834,908		834,908		684,029
Aggregate offering price
Aggregate shares of common stock							3,694	146,091	10,072	30,750	16,878
Weighted-average public offering price						$ 55.1		$ 55.1		$ 750
Common stock shares issued													280,690
Issuance Agreement [Member] | Common Stock [Member]
Common Stock [Line Items]
Aggregate offering price for available to issued and sold										$ 42,500,000
January and February 2023 Issuance of Common Stock [Member]
Common Stock [Line Items]
Aggregate offering price				$ 7,500,000
Aggregate shares of common stock				35,604
Exercisable price per share				$ 235.5
Accompanying warrant				$ 210
Gross proceeds				$ 7,500,000
Net proceeds from offering cost				6,700,000
Other offering expenses				800,000
Fair value of warrant as additional cost issuance				$ 1,500,000
January and February 2023 Issuance of Common Stock [Member] | Warrant [Member]
Common Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				17,802
June 2023 Issuance of Common Stock [Member]
Common Stock [Line Items]
Aggregate shares of common stock			61,333
Net proceeds from offering cost			$ 8,100,000
Other offering expenses			1,100,000
Amount of underwritten public offering			$ 9,200,000
Weighted-average public offering price			$ 150
November 2023 Issuance of Common Stock [Member]
Common Stock [Line Items]
Aggregate offering price		$ 4,100,000
Aggregate shares of common stock		32,471
Other offering expenses		$ 500,000
Weighted-average public offering price		$ 127.5
Underwriting discounts		$ 3,600,000
At The Market Issuance Of Common Stock [Member]
Common Stock [Line Items]
Aggregate offering price					$ 50,000,000
Minimum [Member]
Common Stock [Line Items]
Common stock, shares authorized												150,000,000
Minimum [Member] | January and February 2023 Issuance of Common Stock [Member]
Common Stock [Line Items]
Amount of net proceeds reduced				$ 5,200,000
Maximum [Member]
Common Stock [Line Items]
Common stock, shares authorized												500,000,000
Maximum [Member] | January and February 2023 Issuance of Common Stock [Member]
Common Stock [Line Items]
Amount of net proceeds reduced				$ 6,700,000
April 2024 Private Placement [Member]
Common Stock [Line Items]
Aggregate shares of common stock	301,584
Weighted-average public offering price	$ 80
Offering price per share	$ 84.8
Gross proceeds	$ 24,100,000
Offering fees and expense	$ 1,500,000